SEMIANNUAL REPORT - FINANCIAL STATEMENTS

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

June 30, 2001

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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited                        For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS               6 Months        Year                 1/30/98
                                      Ended       Ended                 Through
                                    6/30/01    12/31/00     12/31/99   12/31/98

  NET ASSET VALUE
Beginning of period               $  13.02    $   14.77    $  12.19    $ 10.00

Investment activities
  Net investment income (loss)        0.05         0.12        0.12       0.11
  Net realized and unrealized
  gain (loss)                        (0.82)       (1.64)       2.69       2.20
  Total from investment activities   (0.77)       (1.52)       2.81       2.31
Distributions
  Net investment income                  -        (0.11)      (0.11)     (0.12)
  Net realized gain                      -        (0.12)      (0.12)         -
  Total distribtutions                   -        (0.23)      (0.23)     (0.12)

NET ASSET VALUE
End of period                     $  12.25    $   13.02    $  14.77    $ 12.19

RATIOS/SUPPLEMENTAL DATA
Total return**                       (5.91)%    (10.33)%      23.25%     23.19%
 ...............................................................................
Ratio of total expenses to
average net assets                  0.40%+      0.40%        0.40%      0.40%+
 ...............................................................................
Ratio of net investment
income (loss) to average
net assets                          0.89%+      0.85%        0.98%      1.33%+
 ...............................................................................
Portfolio turnover rate            12.3%+       7.6%         3.2%       1.9%+
 ...............................................................................
Net assets, end of period
(in thousands)                    $198,966    $206,058     $199,427    $61,210
 ...............................................................................
** Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees.
+    Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 2001

PORTFOLIO OF INVESTMENTS                                Shares/Par        Value
                                                               In thousands
COMMON STOCKS  97.2%
BASIC MATERIALS  2.6%
Gold  0.1%
Newmont Mining                                       3,200   $          60
Homestake Mining                                     3,800              29
Freeport McMoRan Copper Gold (Class B) *ss.          2,600              29
                                                                       118
Metals and Mining  0.5%
Alcoa                                               12,220             481
Nucor                                                1,100              54
Phelps Dodge                                         1,028              43
Commercial Metals                                    1,300              42
Ball                                                   700              33
Arch Coal                                            1,246              32
CONSOL Energy                                        1,200              30
Worthington Industries                               2,200              30
Ampco Pittsburgh                                     2,500              28
USX-U.S. Steel                                       1,400              28
Wolverine Tube *                                     1,600              26
Tremont                                                700              25
Titanium Metals *ss.                                 2,400              24
Massey Energy                                        1,100              22
AK Steel                                             1,700              21
Pitt-DesMoines                                         600              21
Allegheny Technologies                               1,050              19
Carpenter Technology                                   600              18
Stillwater Mining *                                    500              15
Owens-Illinois *ss.                                  2,000              14
Ryerson Tull                                         1,000              13
Crown Cork & Seal                                    1,600               6
Brush Wellman                                          200               3
                                                                     1,028

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Chemicals  1.4%
Du Pont de Nemours                                  14,809   $         714
Dow Chemical                                        12,199             406
Air Products and Chemicals                           3,200             146
PPG Industries                                       2,300             121
Praxair                                              2,100              99
Rohm & Haas                                          3,000              99
Avery Dennison                                       1,500              77
Ecolab                                               1,800              74
Goodyear Tire & Rubber                               2,100              59
Eastman Chemical                                     1,100              52
Sherwin-Williams                                     2,200              49
Sealed Air *ss.                                      1,300              48
Engelhard                                            1,800              46
Sigma Aldrich                                        1,100              43
Ashland                                              1,000              40
Cabot                                                  900              32
FMC *                                                  400              27
Ionics *                                               800              25
Lyondell Chemicalss.                                 1,600              25
Cytec Industries *                                     600              23
Hawkins Chemical                                     2,500              22
Lubrizol                                               700              22
Great Lakes Chemicalss.                                700              22
Airgas *                                             1,800              21
Valsparss.                                             600              21
Solutia                                              1,600              20
H.B. Fuller                                            400              20
Aptargroup                                             600              19
NL Industries                                        1,400              19
Hercules                                             1,600              18
International Specialty Products *                   1,700              18
SurModics *                                            300              18
Crompton                                             1,600              17
Carlisle Companies                                     500              17
IMC                                                  1,500              15

Cambrex                                                300   $          15
Millennium Chemicals                                   900              14
A. Schulman                                          1,000              14
Tredegar                                               700              13
Ameron International                                   200              13
MacDermid                                              700              13
OMNOVA Solutions                                     1,700              12
SPARTECHss.                                            500              12
RPM                                                  1,300              12
Calgon Carbon                                        1,500              12
NCH                                                    300              12
Valhi                                                  900              12
American Pacific *                                   1,800              12
Quixote                                                400              11
OM Group                                               200              11
American Biltrite                                      800              11
Arch Chemicals                                         500              11
Brady (Class A)                                        300              11
Stepan                                                 400              11
Myers Industries                                       660              10
Zoltek *ss.                                          2,100               9
Ferro                                                  400               9
Ivex Packaging *                                       400               8
Gentek                                               1,400               7
Mississippi Chemical                                 2,200               7
Bairnco                                              1,000               6
Georgia Gulf                                           400               6
Uniroyal Technology *                                  500               4
Terra Industries *                                   1,000               4
Triple S Plastics *                                    600               4
AEP Industries *                                       100               4
Landec *                                               500               2
W. R. Grace *                                        1,000               2
Terra Nitrogen                                         100               1
                                                                     2,809

Forest Products and Paper  0.6%
International Paper                                  6,784   $         242
Weyerhaeuser                                         3,000             165
Georgia-Pacific                                      3,140             106
Willamette Industries                                1,500              74
Smurfit-Stone Container *                            3,190              52
Georgia-Pacific (Timber Group)                       1,200              43
Sonoco Products                                      1,500              37
Mead                                                 1,300              35
Westvaco                                             1,400              34
Bowater                                                700              31
Pactiv *                                             2,200              30
Universal Forest Products                            1,300              29
Boise Cascade                                          800              28
Bemis                                                  700              28
Buckeye Technologies *                               1,800              26
Plum Creek Timberss.                                   900              25
Chesapeake                                             900              22
United Stationers *                                    700              22
Baltek *                                             2,800              22
Packaging Corporation of America *                   1,400              22
Schweitzer- Mauduit                                    800              19
Potlatchss.                                            500              17
Louisiana Pacific                                    1,400              17
Caraustar Industries                                 1,700              16
FiberMark *                                            600               8
Badger Paper Mills *                                 2,200               7
EarthShell *ss.                                      1,300               5
                                                                     1,162
Total Basic Materials                                                5,117


BUSINESS SERVICES  1.5%

Advertising  0.3%
Omnicom                                              2,600             224
Interpublic Group                                    5,112             150
TMP Worldwide *ss.                                   1,400              84

Harte-Hanks                                          1,800   $          45
Lamar Advertising *                                  1,000              44
Valassis Communications *                              900              32
Catalina Marketing *                                   900              27
Getty Images *                                         900              24
Grey Advertising                                        30              20
ADVO *                                                 400              14
CMGI *ss.                                            4,446              13
L90 *ss.                                             2,200               5
                                                                       682
Business Services  0.6%
Paychex                                              5,387             215
IMS Health                                           4,400             125
Moody's                                              2,300              77
Quintiles Transnational *                            1,600              40
Viad                                                 1,500              40
Dun & Bradstreet *                                   1,200              34
R.H. Donnelley *                                       840              27
Abington Bancorp                                     1,500              24
National Data                                          700              23
KPMG Consulting *                                    1,400              21
BioReliance *                                        1,700              21
Corporate Executive Board *                            500              21
West Corporation *                                     900              20
Tetra Tech *                                           700              19
Exelixis *                                           1,000              19
Professional Detailing *ss.                            200              18
Pharmaceutical Product Developement *                  600              18
EMCOR Group *                                          500              18
Kendle International *                                 900              18
Sylvan Learning Systems *                              668              16
Maximus *                                              400              16
Profit Recovery Group *                              1,300              15
Charles River Laboratories *                           400              14
Stewart Enterprises (Class A)                        1,900              14
ProBusiness Services *                                 500              13

ICT Group *                                            800   $          13
Sotheby's (Class A) *ss.                               800              13
Genaissance Pharmaceuticals *ss.                       900              13
Bioanalytical Systems *                              1,400              13
F. Y. I. *                                             300              12
Sangamo BioSciences *ss.                               800              12
Navigant Consulting *ss.                             1,400              11
Thomas Group *                                       2,100              11
Allscripts Heathcare *ss.                            1,200              11
Key3Media Group *                                      900              10
Management Network Group *                           1,600              10
Braun Consulting *ss.                                1,200              10
Ventiv Health *ss.                                     466              10
Arbitron *                                             380               9
Syntel *                                             1,100               8
DiamondCluster International *                         600               8
TeleTech Holdings *                                    800               7
Startek *ss.                                           300               7
Wireless Facilities *ss.                             1,000               6
Staff Leasing                                        1,500               6
Student Advantage *                                  1,400               3
CorrPro Companies *                                    900               2
Zamba *                                              2,100               2
Modem Media Poppe Tyson *                              400               2
eLoyalty *                                             800               1
                                                                     1,096
Industrial Services  0.4%
Cintas                                               2,400             111
Apollo Group (Class A) *                             1,650              70
Robert Half International *                          2,400              60
ServiceMaster                                        4,000              48
Manpower                                             1,600              48
Devry *                                              1,300              47
Copart *                                             1,400              41
Ryder System                                         1,900              37

Gentiva Health Services *                            1,475   $          26
Edison Schools *ss.                                  1,100              25
RemedyTemp (Class A) *                               1,700              24
United Rentals *ss.                                    900              23
Wackenhut Corrections *ss.                           1,600              21
Apria Healthcare *                                     700              20
Modis Professional Services *                        2,900              20
Korn / Ferry *                                       1,200              19
ITT Educational Services *                             400              18
Career Education *                                     300              18
Rollinsss.                                             900              18
Spherion *                                           1,800              16
Rent-A-Center *ss.                                     300              16
Bright Horizons Family Solution *                      500              16
Learning Tree *                                        600              14
Heidrick & Struggles *ss.                              600              12
Central Parking                                        600              11
Administaff *                                          400              10
Xtra *                                                 200              10
Strayer Education                                      200              10
Dollar Thrifty Auto *                                  400              10
Pittston Services                                      400               9
ANC Rental *ss.                                      1,662               5
                                                                       833
Environmental Services  0.2%
Waste Management                                     8,560             264
Allied Waste Industries *                            3,660              68
Republic Services (Class A) *                        2,500              50
Covanta Energy *                                     1,600              29
Newpark Resources *                                  2,400              27
Waste Connections *ss.                                 300              11
                                                                       449
Total Business Services                                              3,060

CONSUMER NONDURABLES  5.9%
Apparel & Textiles  0.3%
NIKE (Class B)                                       3,700   $         155
Jones Apparel Group *                                1,600              69
V. F.                                                1,600              58
Columbia Sportswear *                                  900              46
Liz Claiborness.                                       800              40
Kellwood                                             1,400              32
Reebok *                                               900              29
Polo Ralph Lauren *                                  1,000              26
Timberland *                                           500              20
K-Swiss (Class A)                                      700              17
Tarrant Apparel *                                    2,400              15
Rocky Shoes & Boots *                                3,300              15
Russell                                                800              14
Culp                                                 2,600              12
Coach *                                                300              11
Unifi *ss.                                           1,300              11
Polymer Groupss.                                     1,600               4
WestPoint Stevensss.                                 1,100               2
                                                                       576
Beverages  1.3%
Coca-Cola                                           35,400           1,593
PepsiCo                                             20,600             911
M & F Worldwide *                                    2,600              10
                                                                     2,514
Food  1.5%
Sysco                                                9,400             255
Sara Lee                                            12,000             227
Heinz                                                4,900             200
General Mills                                        4,000             175
Quaker Oats                                          1,900             173
Kellogg                                              5,700             165
ConAgra                                              7,608             151
Wrigley                                              3,100             145
Campbell                                             5,500             142

Ralston Purina                                       4,600   $         138
Kraft Foods *                                        4,000             124
Hershey Foods                                        1,900             117
Archer-Daniels-Midland                               8,736             114
Coca-Cola Enterprises                                5,800              95
Pepsi Bottling Group                                 2,200              88
Hormel Foods                                         1,900              46
McCormick                                              900              38
Fresh Del Monte Produce *                            3,300              36
Dean Foods                                             900              36
IBP                                                  1,400              35
American Italian Pasta *                               700              33
Corn Products International                          1,000              32
Supervalu                                            1,800              32
PepsiAmericas                                        2,200              29
Smithfield Foods *                                     700              28
Tyson Foods (Class A)ss.                             3,000              28
Performance Food Group *                               900              27
Alico                                                  800              26
Tootsie Roll Industries                                618              24
Del Monte Foods *                                    2,300              19
Fleming Companiesss.                                   500              18
Horizon Organic *ss.                                 1,800              17
Ralcorp Holdings *                                     900              17
Sensient Technologies                                  800              16
Hain Celestial Group *ss.                              700              15
Aurora Foods *                                       2,500              14
Dole Foods                                             700              13
United Natural Foods *                                 600              13
Galaxy Nutritional Foods *                           2,000              11
Tasty Baking                                           600              11
Interstate Bakeries                                    600              10
International Multifoods                               400               8
Cadiz *                                                700               7
Hansen Natural *                                     2,000               7
Suprema Specialties *                                  200               3
                                                                     2,958

Home Products  1.6%
Procter & Gamble                                    18,500   $       1,180
Colgate-Palmolive                                    8,200             484
Kimberly-Clark                                       7,800             436
Gillette                                            14,300             415
Avon                                                 3,600             167
Clorox                                               3,300             112
Newell Rubbermaid                                    4,176             105
Fortune Brands                                       2,100              81
Estee Lauder                                         1,400              60
Alberto Culver (Class B)ss.                            800              34
International Flavors & Fragrances                   1,300              33
Tupperware                                           1,200              28
Energizer *                                          1,200              28
Dial                                                 1,700              24
Playtex Products *                                   2,100              22
Lancaster Colony                                       500              16
Allou Health & Beauty *                              2,900              12
Carter-Wallace                                         600              12
National Service Industries                            500              11
Del Laboratories                                     1,000              10
Revlon (Class A) *ss.                                1,300               9
                                                                     3,279
Tobacco  0.9%
Philip Morris                                       31,200           1,583
R.J. Reynolds Tobacco                                1,333              73
UST                                                  2,100              60
DiMon                                                2,800              28
Universal Corporation                                  500              20
Vector Groupss.                                        553              18
                                                                     1,782
Alcohol  0.3%
Anheuser-Busch                                      12,300             507
Brown-Forman (Class B)                                 900              57
Constellation Brands *                                 800              33
Coors (Class B)                                        500              25

Robert Mondavi (Class A) *                             500   $          20
Todhunter *                                          1,100               9
                                                                       651
Total Consumer Nondurables                                          11,760


DURABLE GOODS  2.7%

Construction & Real Property  0.5%
Masco                                                6,600             165
Vulcan Materials                                     1,400              75
Centex                                               1,100              45
Dal-Tile *                                           2,200              41
Lennar                                                 900              38
D. R. Horton                                         1,520              34
Clayton Homesss.                                     2,000              31
KB Home                                              1,000              30
Lafargess.                                             900              30
Martin Marietta Materials                              600              30
NVR *                                                  200              30
Walter Industries                                    2,400              29
Trendwest Resorts *ss.                               1,200              28
Catellus Development *ss.                            1,600              28
Forest City Enterprises                                500              27
Granite Construction                                 1,050              27
Jacobs Engineering Group *                             400              26
Pultess.                                               600              26
Insituform Technologies (Class A) *ss.                 700              26
St. Joe                                                900              24
Huttig Building Products *                           4,044              20
Ryland Group                                           400              20
Trammell Crow *                                      1,800              20
Skyline, REIT                                          700              19
Quanta Services *ss.                                   850              19
Mastec *ss.                                          1,150              15
Meritage *                                             300              14
Consolidated-Tomoka Land                               900              14

Associate Materials                                    700   $          13
U.S. Industries                                      2,500              10
Hovnanian Enterprises *                                700              10
CB Richard Ellis *                                     600               9
Syntroleum *                                           900               8
Encompass Services *                                   779               7
Owens Corning *ss.                                   1,600               3
Armstrong Worldss.                                     500               2
Frontline Capital Group *                              600               1
                                                                       994
Consumer Durables  0.2%
Leggett & Platt                                      2,700              59
Black & Decker                                       1,500              59
Whirlpool                                              900              56
Maytag                                               1,200              35
HON Industries                                       1,400              34
Kimball International                                2,100              34
Mohawk Industries *                                    900              32
Furniture Brands International *                     1,000              28
Herman Miller                                        1,000              24
Blyth Industriesss.                                    800              21
Stanley Furniture *                                    700              19
First Years                                          1,500              17
Interface (Class A)                                  2,200              17
La-Z Boy                                               600              11
Water Pik Tech *                                     1,005               8
                                                                       454
Motor Vehicles & Parts  0.9%
Ford Motor                                          26,761             657
GM                                                   7,852             505
Delphi Automotive Systems                            8,414             134
Johnson Controls                                     1,300              94
PACCAR                                               1,300              67
Autonation *                                         5,000              58
Dana                                                 2,000              47
Visteon                                              2,286              42

Lear *                                               1,200   $          42
Navistar *                                           1,100              31
Cooper Tire                                          2,000              28
Gentex *                                             1,000              28
Modine Manufacturing                                 1,000              28
Arvinmeritor                                         1,500              25
Tower Automotive *                                   1,400              14
Winnebago                                              400              12
Shiloh Industries *                                  1,700               8
Hayes Lemmerz International *ss.                     1,100               7
Tenneco Automotive                                     440               2
                                                                     1,829
Equity REIT  1.1%
Equity Office Properties, REIT                       5,066             160
Equity Residential Properties Trust, REIT            2,000             113
Simon Property Group, REIT                           2,500              75
Spieker Properties, REIT                             1,200              72
Vornado Realty Trust, REIT                           1,700              66
Public Storage, REIT                                 2,200              65
ProLogis Trust, REIT                                 2,800              64
Archstone Communities Trust, REIT                    2,400              62
Avalonbay Communities, REIT                          1,307              61
Crescent Real Estate Equities, REIT                  2,200              54
Apartment Investment & Management, REIT              1,100              53
Kimco Realty, REIT                                   1,100              52
Camden Property Trust, REIT                          1,300              48
AMB Property, REIT                                   1,800              46
Host Marriottss.                                     3,700              46
Duke-Weeks Realty, REIT                              1,800              45
General Growth Properties, REIT                      1,100              43
Rouse, REIT                                          1,500              43
IStar Financial                                      1,517              43
Developers Diversified Realty, REIT                  2,300              42
Boston Properties, REIT                              1,000              41
Hospitality Properties Trust, REIT                   1,400              40
Health Care Property Investors                       1,100              38

Arden Realty, REIT                                   1,400   $          37
Highwoods Properties, REIT                           1,400              37
CarrAmerica Realty, REIT                             1,200              37
Felcor Suite Hotels, REIT                            1,448              34
Cousins Properties, REIT                             1,250              34
BRE Properties                                       1,100              33
Franchise Finance                                    1,300              33
New Plan Excel Realty                                2,100              32
CBL & Associates Properties, REIT                    1,000              31
Post Properties, REIT                                  800              30
Liberty Property Trust, REIT                         1,000              30
IndyMac Mortgage Holding *                           1,100              30
Federal Realty Investment Trust, REIT                1,400              29
Mack-Cali Realty, REIT                               1,000              28
Nationwide Health Properties, REITss.                1,400              28
Chateau Communities, REIT                              900              28
Parkway Properties, REIT                               800              28
Manufactured Home Communities, REIT                  1,000              28
Brandywine Reality Trust                             1,100              25
First Industrial Realty                                700              23
Pan Pacific Retail Properties                          700              18
Storage USA, REIT                                      500              18
Kilroy Realty, REIT                                    600              17
JP Realty, REIT                                        700              17
Mid-America Apartment Communities                      500              13
Alexander's *                                          200              12
Jameson Inns                                         1,600              12
Innkeepers USA, REIT                                   800              10
Home New York Properties                               300               9
Mission West Properties                                500               6
Vornado Operating *                                  3,435               5
                                                                     2,124
Total Durable Goods                                                  5,401

ENERGY  5.7%
Energy Reserves & Production  3.9%
Exxon Mobil                                         49,181   $       4,296
Enron                                               10,700             524
El Paso                                              7,044             370
Conoco (Class B)                                     8,937             258
Williams Companies                                   6,700             221
Phillips Petroleumss.                                3,700             211
Anadarko Petroleum                                   3,629             196
Transocean Sedco Forex                               4,325             178
Occidental Petroleum                                 5,400             144
Unocal                                               3,800             130
Burlington Resources                                 3,200             128
Amerada Hess                                         1,400             113
Devon Energy                                         1,850              97
Tosco                                                2,100              92
Apache                                               1,700              86
Kerr-McGee                                           1,279              85
EOG Resources                                        1,700              60
Murphy Oil                                             600              44
Ocean Energy                                         2,400              42
Mitchell Energy & Development (Class A)                800              37
Equitable Resources                                  1,000              33
Noble Affiliates                                       800              28
Stone Energy *                                         600              27
Vintage Petroleum                                    1,300              24
Belco Oil & Gas *                                    2,700              24
Barrett Resources *                                    388              23
Newfield Exploration *                                 700              22
Forest Oil *                                           800              22
Quicksilver Resources *                              1,200              22
XTO Energy                                           1,500              22
Louis Dreyfuss Natural Gas *                           600              21
Chesapeake Energy *                                  2,908              20
Western Gas Resourcesss.                               600              20

HS Resources *ss.                                      300   $          19
Pogo Producingss.                                      800              19
Pioneer Natural Resources *                          1,100              19
Houston Exploration *                                  600              19
Resource America                                     1,325              17
Beta Oil & Gas *                                     2,100              17
Tom Brown *                                            700              17
Spinnaker Exploration *                                400              16
Veritas DGC *                                          500              14
Westport Resources *                                   600              13
Pure Resources *                                       600              11
Patterson-UTI Energy *                                 600              11
Denbury Resources *                                  1,000               9
Magnum Hunter Resources *                              900               8
Prima Energy *                                         300               7
EEX *                                                2,433               7
Remington Oil & Gas *                                  300               6
Nuevo Energy *                                         200               3
BP Prudhoe Bay Royalty Trustss.                        200               3
Penn Octane *                                          400               1
                                                                     7,856
Oil Refining Distribution  0.9%
Chevron                                              9,300             842
Texaco                                               7,900             526
USX-Marathon                                         4,600             136
Ultramar Diamond Shamrock                            1,200              57
Sunoco                                               1,100              40
Buckeye Partners *ss.                                1,000              34
Valero Energyss.                                       900              33
Plains All American Pipeline                           900              21
Pennzoil-Quaker State                                1,500              17
Enterprise Products Partners                           400              16
World Fuel Services                                  1,000              12
Teppco Partners                                        400              12
Northwestern Public Service                            500              11
Plains Resources *                                     300               7
                                                                     1,764

Oil Service  0.9%
Schlumberger                                         8,272   $         436
Halliburton                                          6,600             235
Baker Hughes                                         5,300             178
Nabors Industries *                                  2,230              83
Weatherford International *                          1,700              82
Diamond Offshore Drillingss.                         2,300              76
BJ Services *                                        2,500              71
Noble Drilling *                                     1,900              62
Santa Fe                                             1,800              52
ENSCO                                                2,100              49
Smith *                                                800              48
Global Marine *                                      2,000              37
Rowan *                                              1,400              31
National Oilwell *                                   1,100              29
Cooper Cameron *                                       500              28
Oceaneering International *                          1,300              27
Hanover Compressor *ss.                                800              26
Grant Prideco *                                      1,500              26
Varco *                                              1,253              23
Superior Energy *                                    2,600              21
Atwood Oceanics *                                      500              18
Marine Drilling *                                      900              17
Pride International *ss.                               900              17
Key Energy Services *                                1,500              16
Helmerich & Payne                                      500              15
McDermott *                                          1,000              12
Parker Drilling *                                    1,700              11
W-H Energy Services *                                  500              10
Unit *                                                 500               8
Global Industries *                                    600               8
Trico Marine Services *                                700               7
Oil States International *                             800               7
TETRA Technologies *ss.                                200               5
Friede Goldman International *                       2,800               1
                                                                     1,772
Total Energy                                                        11,392

FINANCIAL  18.2%
Banks  8.2%
Citigroup                                           71,198   $       3,762
Bank of America                                     22,829           1,370
J.P. Morgan Chase                                   27,810           1,240
Wells Fargo                                         24,352           1,131
U.S. Bancorp                                        26,827             611
FleetBoston Financial                               15,438             609
Bank One                                            16,236             581
Bank of New York                                    10,400             499
First Union                                         14,148             494
Fifth Third Bancorp                                  7,936             477
Mellon Financial                                     6,900             317
SunTrust                                             4,268             276
PNC Financial Services Group                         4,200             276
National City                                        8,640             266
State Street                                         4,600             228
Wachovia                                             3,100             221
BB&T                                                 5,958             219
Northern Trust                                       3,100             194
KeyCorp                                              6,200             162
Comerica                                             2,600             150
Synovus Financial                                    3,900             122
SouthTrust                                           4,600             120
AmSouth                                              5,667             105
Regions Financial                                    3,100              99
Charter One Financial                                2,908              93
M&T Bank                                             1,200              91
Union Planters                                       1,900              83
North Fork Bancorporationss.                         2,500              78
Marshall & Ilsley                                    1,400              75
UnionBancalss.                                       2,200              74
National Commerce Financial                          2,950              72
Zions Bancorp                                        1,200              71
Popular                                              1,900              63
First Tennessee National                             1,700              59

Huntington Bancshares                                3,466   $          57
TCF Financial                                        1,200              56
Compass Bancshares                                   1,700              45
BOK Financial                                        1,625              44
Hibernia (Class A)ss.                                2,300              41
Banknorth                                            1,800              41
First Niagara Financial                              2,600              40
Mercantile Bankshares                                1,000              39
AMCORE                                               1,500              36
Independence Community Bank                          1,800              36
Banc West                                            1,000              34
FirstMerit                                           1,300              34
Investor's Financial Services                          500              34
UMB Financial                                          770              33
National City Bancorp                                1,100              33
Provident Bankshares                                 1,299              32
Associated Banc                                        900              32
Hudson United Bancorp                                1,270              32
Commercial Federal                                   1,400              32
Valley National Bancorp                              1,127              32
Community First Bankshares                           1,300              30
Commerce Bancshares                                    777              29
First Virginia Banks                                   600              28
Commerce Bancorp                                       400              28
Irwin Financialss.                                   1,100              28
WesBancoss.                                          1,100              28
Wintrust Financial                                   1,100              27
City Nationalss.                                       600              27
Pacific Century Financialss.                         1,000              26
Wilmington Trust                                       400              25
Area Bancshares                                      1,500              25
Pacific Capital Bancorp                                800              24
United Bankshares                                      900              24
Cullen/Frost Bankersss.                                700              24
Santander Bancorp                                    1,200              23
Old National Bancorp                                   887              23

Community Banks                                        735   $          22
Integra Bank                                           871              22
Fulton Financialss.                                  1,050              21
Sky Financial                                        1,100              21
Provident Financial Group                              600              20
Community Bankshares of Indiana                      1,400              20
WestAmerica                                            500              20
First Midwest Bancorp                                  600              19
Hudson City Bancorp                                    800              18
Trustmark                                              900              18
First Source                                           630              18
First Essex Bancorp                                    700              17
CVB Financial                                          900              17
Hancock Holding                                        400              17
South Financial Groupss.                               900              17
Trust Company of New Jersey                            700              17
Susquehanna Bancshares                                 800              16
Unity Bancorp *                                      4,000              16
Colonial BancGroup                                   1,100              16
Silicon Valley Bancshares *                            700              15
Flushing Financial                                     600              14
Whitney Holding                                        300              14
Frontier Financial                                     500              14
Fidelity National                                    1,900              14
Sun Community Bancorp *                              1,500              14
U.S.B. Holdings                                        900              14
FirstBank Puerto Rico                                  500              13
Sandy Spring Bancorp                                   400              13
Mid State Bancshares                                   700              13
Greater Bay Bancorpss.                                 500              12
Southwest Bancorp *                                    400              12
F&M National                                           300              12
InterCept Group *ss.                                   300              11
First Charter                                          600              11
Three Rivers Bancorp                                 1,000              11
Seacoast Banking                                       300              11
OceanFirst Financial                                   400              10

Union Bankshares *                                     800   $          10
Berkshire Hills Bancorp                                600              10
Republic Bancorp                                       700              10
BWC Financial                                          440               9
Sterling Bancorp                                       300               9
Prestige Bancorp                                     1,008               9
Metrobancorp                                         1,200               9
CNB Florida Bancshares                                 700               9
Eagle Bancshares                                       600               9
Merrill Merchants Bancshares                           830               9
GBC Bancorp                                            300               9
First City Bank                                      1,100               8
Gulf West Banks                                      1,000               8
East West Bancorp                                      300               8
Texas Regional Bancshares                              200               8
United Community Financial                             800               7
Boston Private Financial                               300               7
Sterling Bancshares                                    300               6
Net Bank *ss.                                          500               6
Brookline Bancorp                                      400               6
Cathay Bancorp                                         100               5
Independent Bank                                       200               5
German American Bancorp                                300               5
Hamilton Bancorp *                                     500               4
Omega Financial                                        100               3
Community Bank System                                  100               3
                                                                    16,241
Financial Services  3.0%
Fannie Mae                                          14,200           1,209
American Express                                    19,000             737
Freddie Mac                                          9,900             693
Household International                              6,613             441
Marsh & McLennan                                     4,050             409
MBNA                                                12,050             397
Providian Financial                                  4,100             243
Cendant *                                           12,000             234
USA Education                                        2,300             168

Concord EFS *ss.                                     3,150   $         164
Capital One Financial                                2,700             162
Aon                                                  3,650             128
H&R Block                                            1,300              84
Countrywide Credit                                   1,700              78
Equifax                                              2,000              73
Conseco *ss.                                         4,600              63
AmeriCredit *                                        1,100              57
BISYS Group *                                          800              47
Temple-Inland                                          700              37
Student Loan Corporation                               500              35
Choicepoint *                                          750              32
WFS Financial *                                      1,000              31
Metris Companies                                       900              30
Arthur J. Gallagher                                  1,100              29
Allied Capital                                       1,200              28
Erie Indemnity                                         900              27
PMC Capital                                          3,300              26
Security Capital Group (Class B) *                   1,200              26
UICI *                                               2,000              25
NOVA *ss.                                              800              25
Heller Financial                                       600              24
Doral Financial                                        600              21
Hugoton Royalty Trust, REIT                          1,500              19
CorVel *                                               500              19
Hilb Rogal and Hamilton                                400              17
Medallion Financial                                  1,700              17
CompuCredit *ss.                                     1,300              14
ADVANTAss.                                             855              14
Resource Bancshares Mortgage Group                   1,600              12
World Acceptance *                                   1,200              11
Credit Acceptance Corporation *ss.                   1,400              11
Actrade Financial *ss.                                 400               9
NCO Group *ss.                                         300               9
EPlus *ss.                                             800               8
NextCard *ss.                                          600               7

FINOVA Group                                         1,200   $           4
Comdisco                                             2,100               3
                                                                     5,957
Life & Health Insurance  0.8%
American General                                     7,400             344
MetLife                                             10,900             338
AFLAC                                                7,400             233
CIGNA                                                2,300             220
Lincoln National                                     3,000             155
UNUMProvident                                        3,376             109
Torchmark                                            1,700              68
Protective Life                                      1,000              34
MONY Group                                             700              28
Presidential Life                                    1,200              27
Great American Financial Resources                   1,400              25
Liberty Financial                                      600              20
FBL Financial Group                                    932              17
Reinsurance Group of America                           400              15
Financial Industries                                   990              12
National Western Life *                                100              11
United Trust Group *                                 1,400               7
Citizens Financial *                                   500               5
                                                                     1,668
Property & Casualty Insurance  3.6%
American International Group                        33,134           2,850
Berkshire Hathaway (Class A) *                          21           1,457
Allstate                                            10,700             471
Hartford Financial Services                          3,300             226
Chubb                                                2,500             194
Loews                                                2,800             180
St. Paul Companies                                   3,200             162
Progressive                                          1,000             135
MBIA                                                 2,100             117
Jefferson Pilot                                      2,300             111
MGIC Investment                                      1,500             109
CNA Financial *                                      2,600             103

Cincinnati Financial                                 2,300   $          91
AMBAC                                                1,450              84
Transatlantic Holdings                                 500              61
SAFECO                                               2,000              59
PMI                                                    700              50
Old Republic International                           1,600              46
White Mountains Insurance Group                        120              45
Radian                                               1,100              45
Allmerica Financial                                    700              40
American National Insurance                            500              37
Wesco Financialss.                                     100              35
Unitrinss.                                             900              35
American Financial Group                             1,100              33
Alleghany                                              150              30
Mercury Generalss.                                     800              28
21st Century Insurance                               1,400              26
Leucadia National                                      800              26
Fidelity National Financial                          1,000              25
First American Financial                             1,185              22
Zenith National                                        800              22
W. R. Berkley                                          500              21
Arch Capital Group *                                 1,200              19
Commerce Group                                         500              18
Acceptance Insurance *                               3,300              17
Alfa                                                   700              17
HCC Insurance Holdings                                 700              17
Horace Mann Educators                                  700              15
RLI                                                    300              14
Triad Guaranty *                                       300              12
Great Lakes, REIT                                      600              11
ProAssurance *ss.                                      624              11
Baldwin & Lyons (Class B)                              500              11
Ohio Casualty                                          800              10
FPIC Insurance Group *ss.                              500               7
LandAmerica Financial Group                            200               6
SCPIE Holdings                                         300               6

Capitol Transamerica                                   300   $           5
                                                                     7,172
Securities & Asset Management  1.9%
Morgan Stanley Dean Witter                          15,900           1,021
Merrill Lynch                                       11,600             687
Charles Schwab                                      19,406             297
Lehman Brothers                                      3,500             272
John Hancock Financial Services                      4,600             185
Franklin Resources                                   3,600             165
Goldman Sachs                                        1,900             163
Stilwell Financial                                   3,200             107
Alliance Capitalss.                                  1,900             101
Bear Stearns                                         1,627              96
SEI                                                  1,500              71
A.G. Edwards                                         1,400              63
Federated Investors (Class B)                        1,650              53
Eaton Vance                                          1,500              52
Legg Mason                                           1,000              50
Neuberger Bermanss.                                    700              48
Waddell & Reed Financial (Class A)                   1,151              36
Affiliated Managers Group *                            500              31
Raymond James Financial                              1,000              31
E*TRADE Group *ss.                                   4,500              29
American Capital Strategies                          1,000              28
Knight/Trimark Group *ss.                            2,300              25
John Nuveen (Class A)                                  400              23
LaBranche & Co. *                                      700              20
Investment Technology Group *                          400              20
B&L Financial                                        1,600              20
Tucker Anthony Sutross.                                900              20
Instinet Group *                                       600              11
Jeffries Group                                         300              10
Stifel Financial                                       800              10
TD Waterhouse Group *                                  500               5
                                                                     3,750

Thrift Institutions  0.7%
Washington Mutual                                   12,519   $         470
Golden West Financial                                2,200             141
Dime Bancorp                                         1,600              60
Golden Sate Bancorp                                  1,900              59
Greenpoint Financial                                 1,400              54
Sovereign Bancorp                                    3,820              50
Staten Island Bancorp                                1,400              39
Downey Financial                                       800              38
Astoria Financial                                      675              37
IBERIABANK                                           1,100              32
St. Francis Capital                                  1,400              31
Webster Financial                                      900              29
Capitol Federal Financial                            1,400              27
FSF Financial                                        1,800              26
Waypoint Financial                                   1,953              24
F.N.B.                                                 882              24
Washington Federal                                     933              23
Richmond County Financial                              600              22
Roslyn Bancorp                                         800              21
People's Bank                                          800              19
First Financial Bancorp                              1,070              18
Bay View Capital                                     2,300              17
UCBH Holdings                                          500              15
Southwest Bancorp                                      600              15
Finger Lakes Financials                              1,400              14
FirstFed Financial *                                   400              12
Alliance Bancorp                                       400              12
                                                                     1,329
Total Financial                                                     36,117


HEALTH CARE  12.7%
Drugs  8.5%
Pfizer                                              89,325           3,577
Merck                                               32,600           2,083
Bristol-Myers Squibb                                27,600           1,443

Eli Lilly                                           16,000   $       1,184
American Home Products                              18,700           1,093
Amgen *                                             14,700             892
Pharmacia                                           18,200             836
Schering-Plough                                     20,800             754
Cardinal Health                                      6,217             429
Forest Laboratories *                                2,500             177
Genzyme *                                            2,700             165
Allergan                                             1,900             162
McKesson HBOC                                        3,951             147
MedImmune *                                          3,100             146
IDEC Pharmaceuticals *ss.                            2,100             142
Genentech *                                          2,500             138
Chiron *                                             2,700             138
Immunex *                                            7,500             133
King Pharmaceuticals *                               2,467             133
Biogen *                                             2,100             114
Millennium Pharmaceuticals *                         3,100             110
Human Genome Sciences *ss.                           1,800             108
IVAX *ss.                                            2,750             107
Watson Pharmaceuticals *                             1,700             105
Applied Biosystems                                   2,900              78
Andrx *ss.                                           1,000              77
Gilead Sciences *                                    1,320              77
Imclone Systems *ss.                                 1,000              53
Protein Design Labs *                                  600              52
Sepracor *ss.                                        1,300              52
ICOS *ss.                                              800              51
Invitrogen *                                           700              50
AmeriSource Health *ss.                                900              50
Abgenix *                                            1,100              49
Cephalon *ss.                                          700              49
Mylan Laboratories                                   1,700              48
Vertex Pharmaceuticals *ss.                            800              40
Enzon *                                                600              38
Barr Laboratories *ss.                                 500              35

ICN Pharmaceuticals                                  1,100   $          35
Sicor *                                              1,500              35
Bergen Brunswig                                      1,800              35
Celgene *                                            1,100              32
Applera-Celera Genomi *                                800              32
Alkermes *ss.                                          900              32
NBTY *                                               2,500              31
Incyte Genomics *ss.                                 1,200              29
Immunomedics *ss.                                    1,300              28
COR Therapeutics *ss.                                  900              27
OSI Pharmaceuticals *                                  500              26
Bio-Technology General *                             2,000              26
Medarex *                                            1,100              26
Tanox *ss.                                             800              25
Duramed Pharmaceuticals *ss.                         1,400              25
Transkaryotic Therapies *ss.                           800              24
Insmed *ss.                                          2,600              23
Aviron *ss.                                            400              23
Techne *ss.                                            700              23
XOMA *                                               1,300              22
CuraGen *ss.                                           600              22
Medicis Pharmaceutical *                               400              21
Regeneron Pharmaceuticals *ss.                         600              21
Tularik *                                              800              21
Guilford Pharmaceuticals *ss.                          600              20
Scios Nova *ss.                                        800              20
Neurocrine Biosciences *                               500              20
Affymetrix *ss.                                        900              20
Noven Pharmaceuticals *                                500              20
VI Technologies *                                    1,700              19
Myriad Genetics *                                      300              19
ImmunoGen *ss.                                         900              18
Neose Technologies *                                   400              18
Vysus *                                                700              18
CV Therapeutics *ss.                                   300              17
Priority Healthcare (Class B) *                        600              17
Amylin Pharmaceuticals *ss.                          1,500              17

Perrigo *                                            1,000   $          17
Alpharma (Class A)ss.                                  600              16
Inhale Therapeutic Systems *ss.                        700              16
NPS Pharmaceuticals *                                  400              16
Genta *ss.                                           1,200              16
Endo Pharmaceuticals *                               1,800              16
Genencor International *                             1,000              16
Emisphere Technologies *                               500              16
CIMA Labs *ss.                                         200              16
Pharmaceutical Resources *                             500              15
Albany Molecular Research *                            400              15
Cubist Pharmaceuticals *ss.                            400              15
Trimeris *ss.                                          300              15
Titan Pharmaceuticals *                                500              15
Inverness Medical Technologies *                       400              15
Praecis Pharmaceuticals *                              900              15
BioMarin Pharmaceutical *ss.                         1,100              15
Cell Genesys *ss.                                      700              14
Medicines *ss.                                         700              14
Hemispherx Biopharma *ss.                            2,000              14
InterMune Pharmaceuticals *ss.                         400              14
Serologicals *                                         650              14
Cell Therapeutics *ss.                                 500              14
Isis Pharmaceuticals (Class B) *ss.                  1,100              14
ViroPharma *ss.                                        400              14
Maxygen *                                              700              14
Diagnostic Products                                    400              13
Biopure *ss.                                           500              13
Avigen *                                               600              13
First Horizon Pharmaceutical *                         400              13
Geron *                                                900              13
Inspire Phamaceutical *                                900              13
Aurora Biosciences *                                   400              12
NaPro BioTherapeutics *ss.                           1,200              12
Diversa *                                              600              12
Novavax *                                            1,100              12
Corixa *ss.                                            701              12

ILEX Oncology *ss.                                     400   $          12
ONYX Pharmaceuticals *                               1,000              12
Martek Biosciences *ss.                                400              11
Ariad Pharmaceuticals *                              2,200              11
Enzo Biochemss.                                        325              11
Ortec International *                                1,700              11
K-V Pharmaceutical *                                   400              11
Impax Laboratories *                                   900              11
AVI BioPharma *                                      1,100              11
Adolor *ss.                                            500              11
Bone Care International *ss.                           400              11
DURECT *                                               800              10
Third Wave Technologies *ss.                         1,000              10
Pharmacyclics *ss.                                     300              10
Acacia Research *ss.                                   600              10
Vion Pharmaceuticls *                                1,100              10
Progenics Pharmaceuticals *                            500              10
OXiGENE *ss.                                         1,800               9
Illumina *                                             800               9
Syncor International *                                 300               9
Arena Pharmaceuticals *ss.                             300               9
Ligand Pharmaceuticals *                               800               9
Hollis Eden *ss.                                     1,300               9
Gene Logic *ss.                                        400               9
EPIX Medical *                                         700               9
Argonaut Technologies *                              1,600               8
Organogenesis *                                      1,100               8
BioCryst Pharmaceuticals *ss.                        1,200               8
Boston Life Sciences *                               1,900               7
Northfield Laboratories *ss.                           400               7
Valentis *ss.                                        1,000               6
Luminex *ss.                                           300               6
SuperGen *                                             400               6
VaxGen *ss.                                            300               6
Orphan Medical *ss.                                    500               6
Texas Biotechnology *                                  600               5
Alexion Pharmaceutical *                               200               5

Curis *                                                690   $           4
Sequenom *ss.                                          300               4
Genelabs Technologies *ss.                           2,000               4
Hyseq *ss.                                             300               3
Triangle Pharmaceuticals *ss.                          700               3
United Therapeutics *ss.                               200               3
Maxim Pharmaceuticals *ss.                             400               3
Immune Response *ss.                                   300               1
                                                                    16,889
Medical Products  3.1%
Johnson & Johnson                                   42,638           2,132
Abbott Laboratories                                 21,800           1,047
Medtronic                                           17,320             797
Baxter                                               8,200             402
Guidant *                                            4,300             155
Stryker                                              2,800             154
Becton, Dickinson                                    3,800             136
Biomet                                               2,700             130
Boston Scientific *                                  6,100             104
St. Jude Medical *                                   1,300              78
Hillenbrand Industries                               1,000              57
Thermo Electron *                                    2,450              54
MiniMed *                                            1,000              48
Waters Corporation *                                 1,700              47
Cytyc *                                              1,900              44
Patterson Dental *                                   1,200              40
Varian Associates *                                    500              36
Arrow International                                    900              35
Apogent Technologies *                               1,400              34
Henry Schein *                                         900              34
Edwards Lifesciences *                               1,260              33
Beckman Coulter                                        800              33
Dentsply International                                 700              31
ResMed *ss.                                            600              30
Steris *                                             1,500              30
Bausch & Lomb                                          800              29
C. R. Bard                                             500              28

Analogic                                               600   $          27
VISX *                                               1,400              27
PSS World Medical *                                  4,100              26
ICU Medical *                                          600              25
Invacare                                               600              23
CYTOGEN *                                            4,200              23
Biosite Diagnostics *ss.                               500              22
IDEXX Laboratories *ss.                                700              22
Cerus *                                                300              22
ArthroCare *ss.                                        800              21
Digene *                                               500              20
Vital Signs                                            500              17
Zoll Medical *ss.                                      600              16
Psychemedics                                         3,100              13
Vasomedical *                                        2,700              12
Sybron Dental Specialties *                            566              12
Thoratec Laboratories *                                700              11
ORATEC Interventions *                               1,100              10
Ventana Medical Systems *ss.                           300               9
Zevex International *                                2,300               9
Aspect Medical Systems *ss.                            600               9
Regeneration Technologies *                          1,000               9
Align Technology *ss.                                1,100               9
Exactech *                                             700               8
Aksys *                                                700               7
Lifecore Biomedical *                                1,400               7
Nitinol Medical Technologies *                       2,400               5
Aradigm *                                              600               4
Physiometrix *                                       1,300               4
Microvision *ss.                                       100               2
                                                                     6,209
Medical Providers & Services  1.1%
HCA-Healthcare                                       7,900             357
UnitedHealth                                         4,600             284
Tenet Healthcare *                                   4,500             232
Quest Diagnostics *                                  1,400             105
HealthSouth *                                        6,038              96

Wellpoint Health Networks *                            900   $          85
Health Management (Class A) *                        3,800              80
Laboratory Corp. of America *                          800              61
Lincare *                                            2,000              60
Manor Care *                                         1,800              57
Express Scripts (Class A) *                          1,000              55
Universal Health Services *                          1,200              55
Caremark RX *ss.                                     3,300              54
Davita *                                             2,533              51
Oxford Health Plans *                                1,500              43
Community Health System *                            1,400              41
Health Net *                                         2,300              40
Trigon Healthcare *                                    600              39
Triad Hospitals *                                    1,231              36
Omnicare                                             1,600              32
Accredo Health *                                       800              30
First Health Group *                                 1,200              29
Humana *                                             2,700              27
Advance PCS *                                          400              26
Province Healthcare *ss.                               700              25
LifePoint Hospitals *                                  531              23
Orthodontic Centers of America *                       600              18
Curative Technologies *                              2,800              18
York Group *                                         1,800              18
Covance *ss.                                           700              16
Specialty Laboratories *ss.                            400              15
PacifiCare Health Systems (Class A) *ss.               900              15
Hooper Holmes                                        1,400              14
Renal Care Group *                                     400              13
Sunrise Assisted Living *ss.                           500              13
UroCor *                                               800              13
Coventry Health Care *                                 600              12
American Retirement *                                3,200              12
Service Corp. International *ss.                     1,800              11
                                                                     2,211
Total Health Care                                                   25,309

INDUSTRIAL  6.5%
Defense and Aerospace  1.4%
Boeing                                              12,400   $         689
United Technologies                                  6,902             506
Honeywell                                           11,525             403
General Dynamics                                     3,000             233
Lockheed Martin                                      6,300             233
Raytheon                                             4,700             125
Northrop Grumman                                     1,200              96
TRW                                                  1,700              70
B.F. Goodrich                                        1,440              55
ITT Industries                                       1,200              53
Newport News Shipbuilding                              500              31
United Industrial                                    1,800              30
Precision Castparts                                    800              30
DRS Technologies *                                   1,300              30
GenCorp                                              1,600              21
SBA Communcations *                                    700              17
Aviall *                                             1,500              16
BE Aerospace *                                         600              11
Curtiss- Wright                                        200              11
Teledyne Technologies *                                700              11
Ladish Company *                                       700               9
Alliant Techsystems *                                  100               9
Liberty Digital *ss.                                   800               5
Herley Industries *                                    200               4
Aviation Sales *ss.                                    600               1
                                                                     2,699
Heavy Electrical Equipment  4.2%
GE                                                 140,800           6,864
3M                                                   5,500             628
Emerson Electric                                     5,800             351
Rockwell                                             2,700             103
Cooper Industries                                    1,500              59
American Power Conversion *                          2,600              41
Woodward Governor                                      400              34

Cummins Enginess.                                      600   $          23
Hubbell (Class B)                                      800              23
Aztec Manufacturing                                    900              22
LSI Industries                                         900              21
Regal-Beloit                                         1,000              21
Lincoln Electric Holdings                              800              20
Thomas & Betts                                         900              20
Beacon Power *ss.                                    1,800              12
Plug Power *ss.                                        500              11
Newportss.                                             400              11
Technitrol                                             400              10
Active Power *                                         600              10
C&D Technologies                                       300               9
Baldor Electric                                        400               9
Optical Cable *ss.                                     850               9
UQM Technologies *ss.                                1,300               8
UCAR International *                                   600               7
Ultrak *                                             2,800               7
Proton Energy Systems *ss.                             400               5
                                                                     8,338
Heavy Machinery  0.2%
Caterpillar                                          5,100             255
Deere                                                3,200             121
NACCO Industries (Class A)                             300              23
Trinity Industries                                     900              19
Terex *                                                400               9
Tennant                                                200               8
JLG Industries                                         600               7
Titan International                                  1,600               7
                                                                       449
industrial parts  0.7%
Illinois Tool Works                                  4,250             269
Textron                                              2,100             116
Ingersoll-Rand                                       2,400              99
Genuine Parts                                        2,700              85
Parker Hannifin                                      1,719              73
W. W. Grainger                                       1,500              62
American Standard *                                  1,000              60

Stanley Works                                        1,100   $          46
Pall                                                 1,700              40
Snap-On                                              1,300              31
Genlyte Group *                                      1,000              31
Pentair                                                900              30
Graco                                                  850              28
Crane                                                  900              28
Thomas Industries                                      900              26
AAON *                                               1,000              26
Watts Industries (Class A)                           1,500              25
Tecumseh Products                                      500              25
Capstone Turbine *ss.                                1,100              24
Lennox International                                 2,200              24
Shaw Group *ss.                                        600              24
Donaldson                                              700              22
Briggs & Stratton                                      500              21
Manitowoc                                              700              21
Fuelcell Energy *ss.                                   800              18
Kennametal                                             500              18
CIRCOR International                                   900              16
EMCORE *ss.                                            500              15
Hexcel *ss.                                          1,100              14
York International                                     400              14
Brooks Automation *ss.                                 300              14
Cymer *                                                500              13
Bacou USA *                                            400              11
UNOVA *                                              1,600              11
Semitool *                                             900              11
Nordson                                                400              11
Knape & Vogt Manufacturing                             800              10
Teleflex                                               200               9
ASM Lithography *                                      385               9
Actuant *                                              520               9
Evercel *ss.                                         1,232               4
Federal-Mogulss.                                     1,000               2
                                                                     1,445
Total Industrial                                                    12,931

MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Aetna *                                              2,200   $          57
Fluor                                                1,000              45
Ceridian *                                           2,200              42
MeriStar Hospitality                                 1,000              24
Avocent *                                              636              15
Flowers Foods *                                        260               8
Dime Bancorp                                         1,400               0
Total Miscellaneous                                                    191

RETAIL  5.8%
Clothing Stores  0.6%
Gap                                                 12,450             361
TJX                                                  4,200             134
Intimate Brandsss.                                   6,850             103
The Limited                                          6,100             101
Abercrombie & Fitch (Class A) *                      1,416              63
Talbots                                                900              39
American Eagle Outfitters *                          1,050              37
Nordstrom                                            1,900              35
Venator Group *                                      2,000              31
Ross Storesss.                                       1,100              26
Payless Shoesource *                                   402              26
Neiman Marcus *ss.                                     800              25
Deb Shops                                            1,200              23
Men's Wearhouse *                                      800              22
bebe stores *ss.                                       700              20
Saks *                                               1,875              18
AnnTaylor Stores *                                     500              18
Gymboree *ss.                                        2,000              17
Burlington Coat Factory                                700              14
Footstar *                                             400              14
Too *                                                  457              12
Goody's Family Clothing *                            3,000              12

Gadzooks *                                             900   $          12
Factory 2-U Stores *                                   300               9
United Retail Group *                                1,100               8
                                                                     1,180
Department Stores  2.3%
Wal-Mart                                            63,300           3,089
Target                                              12,800             443
Kohl's *                                             4,600             288
Sears                                                4,800             203
May Department Stores                                4,250             146
Federated Department Stores *                        3,100             132
J.C. Penney                                          3,800             100
Kmart *                                              6,700              77
Family Dollar Stores                                 2,600              67
Value City Dept Stores *                             1,600              18
Dillards                                             1,200              18
Shopko Stores *ss.                                     500               4
Ames Department Stores *ss.                            700               1
                                                                     4,586
Grocery Stores  0.5%
Safeway *                                            7,100             341
Kroger *                                            12,000             300
Albertson's                                          5,990             180
Winn-Dixie                                           1,900              50
Whole Foods Market *ss.                              1,200              32
Weis Markets                                           800              28
Great Atlantic & Pacific Tea Company                 1,500              22
Ruddick                                              1,100              19
                                                                       972
Specialty Retail  2.4%
Home Depot                                          33,450           1,557
Walgreen                                            14,500             495
Loews                                                5,400             392
Costco Wholesale *                                   6,200             255
CVS                                                  5,600             216
Best Buy *                                           2,900             184
Bed Bath & Beyond *                                  4,000             125

Staples *                                            6,350   $         102
Dollar General                                       4,650              91
Radio Shack                                          2,700              82
Tiffany                                              2,000              72
Toys "R" Us *                                        2,900              72
AutoZone *                                           1,700              64
BJ's Wholesale Club *                                1,100              59
Circuit City Stores                                  3,200              58
CDW Computer Centers *                               1,300              52
Office Depot *                                       4,100              43
Dollar Tree Stores *ss.                              1,500              42
O'Reilly Automotive *                                1,400              40
Williams-Sonoma *ss.                                 1,000              39
Fastenalss.                                            600              37
Barnes & Noble *ss.                                    900              35
Spiegel (Class A)                                    3,500              34
Rite Aid *ss.                                        3,700              33
Cost Plus *ss.                                       1,100              33
D&K Healthcare                                         800              29
Lands' End *                                           700              28
Tuesday Morning *                                    2,000              26
Borders Group *                                      1,100              25
Krispy Kreme *ss.                                      600              24
PC Connection *                                      1,450              23
Duane Reade *                                          700              23
99 Cents Only Stores *                                 750              22
Big Lots *                                           1,500              20
Michaels Stores *                                      500              20
J Jill Group *ss.                                    1,000              20
Bandag                                                 700              19
Tweeter Home Entertainment Group *ss.                  500              18
Zales *                                                500              17
Insight Enterprises *                                  650              16
CSK Auto *ss.                                        1,900              16
Longs Drug Stores                                      700              15
Linens `n Things *                                     500              14
Genesco *ss.                                           400              13

Ultimate Electronics *                                 400   $          13
School Specialty *                                     500              13
The Boyds Collection *                               1,000              12
West Marine *                                        1,600              12
Group One Automotive *                                 400              12
Miami Computer Supply *                                750              11
ValueVision (Class A) International *                  500              11
Claire's Stores                                        500              10
Pier 1 Imports                                         800               9
Jo-Ann Stores *                                      2,200               9
Daisytek International *                               400               6
Alloy Online *ss.                                      400               6
OfficeMax *                                          1,300               5
                                                                     4,729
Total Retail                                                        11,467


TECHNOLOGY  21.5%

Communication Equipment  1.0%
Motorola                                            30,540             506
Lucent Technologies                                 48,785             302
CIENA *                                              4,500             171
Comverse Technology *                                2,400             137
Tellabs *                                            5,800             112
Scientific-Atlanta                                   2,300              93
ONI Systems *ss.                                     1,900              53
L 3 Communications *                                   600              46
Sycamore Networks *ss.                               3,500              33
Advanced Fibre Communications *                      1,400              29
Tellium *ss.                                         1,500              27
Polycom *ss.                                         1,100              25
Inter-Tel                                            2,100              25
Harris                                                 900              24
Tekelec *ss.                                           800              22
Corvis *ss.                                          4,700              21
Ulticom *                                              600              20
DMC Stratex Networks *                               1,900              19

Plantronics *                                          800   $          19
ADTRAN *                                               800              16
Terayon Communication Systems *ss.                   2,600              16
Powerwave Technologies *                             1,000              15
Sawtek *                                               600              14
DSP Group *                                            600              13
Aspect Telecommunications *                          1,800              13
Cognitronics *                                       2,000              12
ANTEC *                                                900              11
Allen Telecom *                                        700              11
C-Cor.net *                                            800              10
Harmonic *ss.                                          959              10
Next Level Communications *ss.                       1,400               9
InteliData Technologies *ss.                         1,600               9
Avici Systems *ss.                                   1,000               9
NMS Communications *                                   800               6
Sunrise Telecom *ss.                                   900               5
Metawave Communications *ss.                           900               5
InterVoice *                                           369               4
Ditech Communications *ss.                             400               3
Sorrento Networks *ss.                                 200               2
Com21 *ss.                                           1,200               2
VYYO *ss.                                              900               1
MCK Communications *                                   500               1
Triton Networks Systems *                            1,100               1
Glenayre Technologies *                                600               1
Nortel Networks                                          1               0
                                                                     1,883
 Computer Communications Equipment  1.2%
Cisco Systems *                                    102,868           1,872
Juniper Networks *                                   4,750             148
Brocade Communications Systems *                     3,160             139
Cabletron Systems *                                  2,600              59
Extreme Networks *ss.                                1,700              50
Emulex *ss.                                          1,200              49
Electronics for Imaging *                            1,100              32
Echelon *ss.                                           600              18

Adaptec *                                            1,600   $          16
Sonicblue *                                          2,900              10
Auspex Systems *                                     1,200               9
Extended Systems *ss.                                  800               6
Lantronix *ss.                                         400               4
Cosine Communications *ss.                           1,300               3
Gadzoox Networks *ss.                                  600               2
Paradyne Networks *ss.                                 500               1
Entrada Networks *ss.                                  550               0
                                                                     2,418
Computer Makers  1.6%
Dell Computer *                                     36,700             960
Hewlett-Packard                                     27,445             785
Sun Microsystems *                                  46,200             726
COMPAQ Computer                                     23,778             368
Apple Computer *                                     4,800             112
Gateway 2000 *                                       4,700              77
Palm *                                               8,116              49
Digital Lightwave *ss.                                 600              22
Handspring *ss.                                      2,200              17
Concurrent Computer *                                1,300               9
Silicon Graphics *                                   3,200               5
                                                                     3,130
Computer Software  7.1%
Microsoft *                                         76,525           5,586
IBM                                                 24,800           2,802
Oracle *                                            79,600           1,512
VERITAS Software *                                   5,775             384
Siebel Systems *                                     6,400             300
Computer Associates                                  8,257             297
PeopleSoft *                                         4,100             202
BEA Systems *                                        5,500             169
Adobe Systems                                        3,400             160
Intuit *                                             3,200             128
i2 Technologies *                                    5,790             115
Electronic Arts *                                    1,800             104
Citrix Systems *                                     2,600              91

Sabre Group  *                                       1,800   $          90
BMC Software *                                       3,400              77
Rational Software *                                  2,700              76
ADC Telecommunications *                            11,052              73
Compuware *                                          5,000              70
Cadence Design Systems *                             3,600              67
Mercury Interactive *                                1,100              66
NCR *ss.                                             1,400              66
Sonus Networks *                                     2,800              65
Unisys *                                             4,400              65
Peregrine Systems *ss.                               2,075              60
Macrovision *                                          800              55
Parametric Technology *                              3,800              53
Symantec *                                           1,150              50
Quest Software *ss.                                  1,200              45
Activision *                                         1,000              39
Synopsys *                                             800              39
TIBCO Software *ss.                                  3,000              38
Midway Games *ss.                                    2,039              38
Reynolds & Reynolds                                  1,500              33
Renaissance Learning *ss.                              600              30
Autodesk                                               800              30
Micromuse *                                          1,000              28
Vignette *                                           3,074              27
Ansoft *                                             1,600              27
Novell *                                             4,500              26
Advent Software *                                      400              25
Informix *                                           4,200              25
Network Associates *                                 1,900              24
National Instruments *                                 700              23
Manugistics Group *ss.                                 900              23
SERENA Software *ss.                                   600              22
Sybase *                                             1,310              22
J. D. Edwards *                                      1,500              21
Cerner *                                               500              21
NetIQ *ss.                                             668              21
SeeBeyond Technology *ss.                            1,300              21

Redback Networks *ss.                                2,300   $          21
Borland Software *ss.                                1,300              20
Mentor Graphics *                                    1,100              19
Legato Systems *                                     1,200              19
Wind River Systems *                                 1,072              19
Sapient *ss.                                         1,900              19
Momentum Business Applications *ss.                  1,346              18
Informatica *                                        1,000              17
Ansys *                                                900              17
Eclipsys *                                             700              17
SeaChange International *                              900              16
Titan *ss.                                             700              16
Manhattan Associates *                                 400              16
Acxiom *                                             1,200              16
Progress Software *                                    900              15
Aspen Technology *                                     600              15
Pharmacopeia *                                         600              14
Remedy *ss.                                            400              14
Indus International *                                1,700              14
Hyperion Solutions *                                   870              13
Intergraph *                                           800              12
Structural Dynamics Research *                         500              12
Websense *                                             600              12
Sanchez Computer Associates *ss.                       900              12
AremisSoft *ss.                                        700              11
Avid Technology *                                      700              11
OPNET Technologies *                                   600              11
Infogrames *                                         1,400              11
IDX Systems *ss.                                       700              10
Agile Software *                                       600              10
Complete Business Solutions *ss.                       900              10
HNC Software *ss.                                      400              10
NYFIX *                                                300              10
Actuate *                                            1,000              10
CACI International (Class A) *                         200               9
Signalsoft *ss.                                        800               9
Embarcadero *ss.                                       400               9

FileNet *                                              600   $           9
Red Hat *                                            2,200               9
Synquest *                                           2,500               9
Numerical Technologies *ss.                            400               8
Dendrite International *                               700               8
Zixit *ss.                                             800               7
Mobius Management Systems *                          2,200               7
Avant *                                                500               7
Documentum *                                           500               6
Carreker-Antinori *                                    300               6
Entrust Technologies *                                 900               6
Rosetta Inpharmatics *ss.                              400               6
Extensity *                                            600               6
ONYX Software *ss.                                     700               6
VA Linux Systems *                                   1,600               6
Blue Martini Software *ss.                           1,800               5
Visual Networks *ss.                                   600               5
Innoveda *                                           1,800               5
Convera *                                              900               4
MapInfo *                                              200               4
Witness Systems *                                      400               4
NetScout Systems *ss.                                  600               4
SilverStream Software *                                500               4
Computer Network Technology *                          300               3
MetaSolv Software *                                    400               3
WatchGuard Technologies *ss.                           300               3
ACTV *                                                 900               3
Norstan *                                            1,000               3
Roxio *ss.                                             213               3
Sphinx International                                 2,400               2
Catapult Communications *                              100               2
Informax *ss.                                          300               2
Resonate *ss.                                          500               2
Predictive Systems *ss.                                500               2
Pumatech *                                             600               2
Bond View Development *                                800               2
MicroStrategy (Class A) *ss.                           600               2

SPSS *                                                 100   $           2
EBT International *                                    500               1
Sagent Technology *ss.                                 900               1
eSoft *                                                900               1
Concord Communications *                               100               1
Mercator Software *ss.                                 300               1
Tricord Systems *ss.                                   200               1
Exchange Applications *                                400               0
                                                                    14,128
Information Services  1.2%
Automatic Data Processing                            8,900             442
Electronic Data Systems                              6,600             412
First Data                                           5,800             373
SunGard Data Systems *                               3,800             114
Fiserv *                                             1,750             112
DST Systems *                                        1,600              84
Computer Sciences *                                  2,300              80
Total Systems Services                               2,800              79
Convergys *                                          2,300              70
Jack Henry & Associates                              1,700              53
Affiliated Computer Services (Class A) *               600              43
CSG Systems International *ss.                         700              41
Galileo                                              1,200              39
WebMD *                                              4,910              34
Perot Systems *ss.                                   1,300              24
Factset Research Systems                               600              21
CNET Networks *                                      1,575              20
Global Paymentsss.                                     680              20
Keane *                                                900              20
CIBER *ss.                                           1,900              18
Lightbridge *                                          878              17
American Management Systems *ss.                       700              17
BARRA *                                                400              16
Pegasus Solutions *ss.                               1,250              14
EFunds *                                               706              13
Cognizant Technology Solutions *                       300              13
Medquist *                                             400              12

QRS *ss.                                               700   $          12
CoStar Group *                                         400              11
Metro Information *                                  2,200               9
Sykes Enterprises *                                    800               9
Multex.com *ss.                                        500               8
Internap Network Services *                          2,300               8
AnswerThink *                                          720               7
BSQUARE *                                              600               6
Analysts                                             1,300               6
Storagenetworks *ss.                                   300               5
Keynote Systems *ss.                                   400               4
Cambridge Technology Partners *                        800               3
Agency.com *ss.                                        600               2
PurchasePro.com *ss.                                 1,100               2
Technology Solutions *                                 800               1
Support.com *ss.                                       200               1
National Information Consortium *ss.                   600               1
Lionbridge Technologies *                              500               1
Data Return *ss.                                       400               1
Interliant *ss.                                        700               0
                                                                     2,298
Miscellaneous Computer Hardware  1.0%
EMC *                                               31,086             903
Pitney Bowes                                         3,700             156
Lexmark International (Class A) *                    1,900             128
Xerox                                                9,700              93
Symbol Technologies                                  3,500              78
Network Appliance *                                  4,600              63
Avaya *                                              4,057              55
Foundry Networks *                                   1,700              34
Black Box *ss.                                         500              34
Diebold                                              1,000              32
Tech Data *                                            800              27
Sandisk *                                              900              25
Storage Technology *ss.                              1,800              25
RSA Security *                                         800              25
Mercury Computer Systems *                             500              25

Zebra Technologies (Class A) *ss.                      500   $          24
Stratos Lightwave *                                  1,804              23
Quantum DLT & Storage Systems Group *                1,900              19
Ingram Micro *                                       1,300              19
Ikon Office Solutions                                1,900              19
In Focus Systems *ss.                                  800              16
Advanced Digital Info *                                800              14
Western Digital *                                    3,400              13
Coinstar *ss.                                          600              13
Evans & Sutherland Computer *                        1,600              13
Franklin Electric *                                  4,800              12
Iomega *                                             5,000              12
Maxtor *                                             2,204              11
Drexler Technology *                                   900              11
Speechworks International *ss.                         600               9
MIPS Technologies *ss.                                 500               9
Read-Rite *                                          1,600               8
Crossroads Systems *                                 1,180               8
Interlink Electronics *ss.                             700               6
Procom Technology *ss.                                 600               5
Wave Systems *ss.                                      500               3
SmartDisk *                                            400               2
Latitude Communications *                              800               2
                                                                     1,974
Semiconductor Capital Equipment  0.4%
Applied Materials *                                 11,289             554
Novellus Systems *                                   2,100             119
Lam Research *                                       1,800              53
Axcelis Technologies *                               2,514              37
Varian Semiconductor Equipment *                       700              30
Kulicke & Soffa *ss.                                   900              16
Veeco *                                                300              12
PRI Automation *ss.                                    500               9
Electroglas *                                          500               9
Mattson Technology *ss.                                400               7
                                                                       846

Semiconductors  3.6%
Intel                                               94,790   $       2,773
Texas Instruments                                   24,500             772
Micron Technology *                                  8,400             345
Analog Devices *                                     5,100             221
Linear Technology                                    4,700             208
Maxim Integrated Products *                          4,621             204
Xilinx *                                             4,500             186
Altera *                                             5,600             162
Broadcom *                                           3,400             145
Advanced Micro Devices *                             4,600             133
LSI Logic *                                          5,406             102
Atmel *                                              6,600              89
QLogic *                                             1,311              84
NVIDIA *ss.                                            900              83
Agere Systems *                                     10,200              76
Applied Micro Circuits *                             4,242              73
National Semiconductor *                             2,500              73
RF Micro Devices *                                   2,400              65
Vitesse Semiconductor *                              2,700              57
Microchip Technology *                               1,543              52
Finisar *ss.                                         2,700              50
Amkor Technology *ss.                                2,100              46
Integrated Device Technology *                       1,400              44
Vishay Intertechnology *                             1,905              44
Micrel *                                             1,200              40
Lattice Semiconductor *ss.                           1,500              37
Conexant Systems *                                   4,030              36
Microsemi *                                            500              35
Avnet                                                1,548              35
Cypress Semiconductor *                              1,400              33
Pixelworks *ss.                                        900              32
Arrow Electronics *                                  1,300              32
Fairchild Semiconductor *                            1,300              30
TriQuint Semiconductor *ss.                          1,300              29
International Rectifier *                              800              27

Semtech *ss.                                           900   $          27
Cree Research *ss.                                   1,000              26
Intersil *                                             700              25
Cirrus Logic *                                       1,100              25
Advanced Energy Industries *ss.                        600              25
Alpha Industries *                                     800              24
Integrated Circuit Systems *                         1,100              21
Rambus *ss.                                          1,500              18
Silicon Storage Technology *                         1,800              18
ATMI *ss.                                              600              18
Microtune *                                            800              18
Exar *                                                 800              16
Zygo *                                                 500              15
Kopin *                                              1,200              15
DuPont Photomasks *ss.                                 300              14
ANADIGICS *                                            600              14
Elantec Semiconductor *                                400              14
Silicon Laboratories *ss.                              600              13
Siliconix *                                            400              13
TranSwitch *                                         1,100              12
Oak Technology *ss.                                  1,100              12
Electro Scientific Industries *                        300              11
Energy Conversion Devices *ss.                         400              11
REMEC *ss.                                             900              11
Transmeta *                                          2,000              11
Pericom Semiconductor *                                700              11
Bell Microproducts *ss.                                900              11
Omnivision Technologies *ss.                         1,900              11
Virata *                                               900              11
General Semiconductor *                              1,000              10
American Superconductor *ss.                           400              10
Entergris *                                            900              10
MEMC Electronic Materials *                          1,300              10
Actel *                                                400              10
Semx *                                               2,200               9
Avanex *ss.                                            900               9
Optical Communications Products *                      800               9

Luminent *ss.                                        2,000   $           8
Chippac *ss.                                           800               8
American Xtal Technology *                             300               8
WJ Communications *ss.                               1,700               8
IXYS *                                                 500               8
Virage Logic *                                         500               8
Diodes *                                               800               7
Alliance Semiconductor *ss.                            600               7
Sipex *                                                600               7
Integrated Silicon Solution *                          500               7
Stanford Microdevices *                                400               7
Power Integrations *ss.                                400               6
Nu Horizons Electronics *ss.                           650               6
CTS                                                    300               6
JNI *                                                  400               6
Supertex *                                             400               5
Cohu                                                   200               4
Rainbow Technologies *                                 700               4
Silicon Image *                                        600               3
Richardson Electronics                                 200               3
Micron Electronics *ss.                              1,200               2
QuickLogic *                                           100               1
                                                                     7,130
Electronic Equipment  1.5%
JDS Uniphase *                                      18,658             233
Corning                                             13,010             217
Agilent Technologies *                               6,487             211
Solectron *                                          9,040             165
KLA-Tencor *                                         2,800             164
Danaher                                              2,100             118
Dover                                                3,000             113
Sanmina *                                            4,400             103
Molexss.                                             2,750             100
Teradyne *                                           2,600              86
SPX *                                                  652              82
Jabil Circuit *                                      2,600              80
Eaton                                                1,100              77

AVX                                                  2,400   $          50
General Cable                                        2,600              48
Telecorp PCS *ss.                                    2,392              46
PerkinElmer                                          1,600              44
American Tower Systems (Class A) *                   2,100              43
Millipore                                              700              43
SCI Systems *                                        1,700              43
Tektronix *                                          1,200              33
Cognex *                                               900              31
THQ *                                                  500              30
KEMET *                                              1,400              28
Power-One *ss.                                       1,500              25
Therma-Wave *                                        1,300              25
Amphenol *                                             600              24
Plexus *                                               700              23
Varian *                                               700              23
Cabot Microelectronics *                               364              23
Andrew *                                             1,200              22
EMS Technologies *                                   1,400              21
X-Rite                                               2,400              21
LTX *                                                  800              20
Sensormatic Electronics *ss.                         1,200              20
McDATA *                                             1,125              20
Helix Technology                                       600              18
Bel Fuse                                               600              18
Credence Systems *                                     700              17
Bruker Daltonics *                                   1,100              17
Commscope *                                            700              16
Anixter International *                                500              15
Metromedia Fiber Network *                           7,500              15
MKS Instruments *                                      513              15
Aeroflex *                                           1,400              15
GlobeSpan *ss.                                       1,000              15
Fisher Scientific *                                    500              15
Coherent *                                             400              15
Rudolph Technologies *ss.                              300              14
DDi *                                                  700              14

Tripath Technology *ss.                              1,200   $          14
Dionex *                                               400              13
Ixia *                                                 700              13
Interdigital *ss.                                    1,000              13
McDATA *ss.                                            600              13
Three-Five Systems *ss.                                700              13
Roper Industries                                       300              13
MRV Communications *                                 1,300              12
Trimble Navigation *ss.                                600              12
Spectra-Physics Lasers *ss.                            500              12
Napco Security Systems *                             2,400              12
Tollgrade Communications *                             400              11
Esterline Technologies *                               500              11
Park Electrochemical                                   400              11
AstroPower *ss.                                        200              10
Mechanical Technology *                              1,400              10
Packard BioScience *                                 1,200              10
APA Optics *                                         1,100              10
Centillium Communications *                            400              10
Benchmark Electronics *                                400              10
H Power . *ss.                                       1,000              10
ACLARA BioSciences *                                   900               9
Western Multiplex *                                  1,200               8
ACT Manufacturing *ss.                                 750               8
Channell Commercial *                                1,500               8
Vicor *                                                500               8
Meade Instruments *                                  1,200               8
Ultratech Stepper *                                    300               8
Merix *                                                400               7
Panja *                                              1,700               7
New Focus *ss.                                         800               7
Xetel *                                              2,400               6
Viasystems Group *                                   2,100               6
Caliper Technologies *ss.                              300               6
APW *                                                  600               6
Molecular Devices *                                    300               6
Anaren Microwave *                                     300               6

Somera Communications *ss.                             800   $           6
Proxim *ss.                                            400               6
Artesyn Technologies *                                 400               5
Zygo *                                                 200               4
Lexent *                                               400               3
Methode Electronics (Class A)                          400               3
Wink Communications *                                1,000               3
Netro *                                                600               3
Copper Mountain *ss.                                   600               2
Robotic Vision Systems *ss.                            400               1
Isomet *                                               100               1
                                                                     3,068
Internet  2.9%
AOL Time Warner *                                   62,420           3,308
QUALCOMM *                                          10,600             620
e-Bay *                                              3,800             260
VeriSign *ss.                                        2,775             167
Yahoo! *                                             8,052             161
Openwave Systems *                                   2,266              79
Amazon.com *ss.                                      4,900              69
HomeStore.com *ss.                                   1,300              45
Checkfree Holdings *ss.                              1,200              42
Infonet Services (Class B) *                         4,300              37
Sonicwall *ss.                                       1,300              33
Expedia *ss.                                           700              33
Retek *ss.                                             672              32
RealNetworks *                                       2,500              29
Internet Security Systems *ss.                         600              29
Interwoven *                                         1,700              29
Earthlink *                                          2,030              29
Riverstone Networks *ss.                             1,400              28
Centra Software *                                    1,600              27
Exult *ss.                                           1,500              26
priceline.com *                                      2,800              25
AmeriTrade *ss.                                      2,900              23
XCare.net *ss.                                       1,700              23

DoubleClick *ss.                                     1,530   $          21
Ariba *ss.                                           3,600              20
GoTo.com *                                           1,000              19
Intranet Solutions *                                   500              19
Webex Communications *ss.                              700              19
Broadvision *ss.                                     3,719              19
InfoSpace.com *                                      4,710              18
Exodus Communications *ss.                           8,200              17
Netegrity *                                            550              17
Liberate Technologies *ss.                           1,500              16
Saba Software *ss.                                   1,000              16
Inktomi *ss.                                         1,700              16
Commerce One *                                       2,780              16
MatrixOne *                                            700              16
HotJobs.com *                                        1,400              15
Genuity *                                            4,800              15
Vastera *ss.                                         1,000              14
Macromedia *                                           780              14
SkillSoft *                                            400              14
Ticketmaster Online-CitySearch *                       900              13
Akamai Technologies *ss.                             1,419              13
webmethods *ss.                                        610              13
S1 *                                                   900              13
E.piphany *ss.                                       1,125              11
Nuance Communications *                                600              11
MP3.com *                                            2,200              11
F5 Networks *ss.                                       600              11
HealthExtras *                                       1,100              10
Clarent *                                            1,100              10
Verity *                                               500              10
At Home *ss.                                         4,550              10
Universal Access *                                   1,500               9
Portal Software *ss.                                 2,200               9
eSpeed (Class A) *ss.                                  400               9
Safeguard Scientifics *ss.                           1,700               9
Virage *                                             2,400               8

FreeMarkets *ss.                                       400   $           8
WorldGate Communications *                           1,500               8
Art Technology Group *                               1,200               7
Digex *ss.                                             500               7
Vitria Technology *ss.                               1,800               6
Synplicity *                                           600               6
Net2Phone *ss.                                       1,000               6
Viewpoint *                                            700               6
MarketWatch.com *                                    2,400               6
EXE Technologies *ss.                                1,000               6
iManage *                                            1,600               6
NetRatings *                                           400               6
Inet Technologies *                                    700               6
Choice One Communications *ss.                         800               5
Loudcloud *ss.                                       1,700               5
Divine *ss.                                          2,400               5
Packeteer *ss.                                         400               5
Inforte *ss.                                           400               5
Digitas *ss.                                         1,100               5
C-bridge Internet Solutions *ss.                     2,900               5
Click Commerece *ss.                                   500               5
DigitalThink *ss.                                      600               4
Primus Knowledge Solutions *ss.                        700               4
Selectica *                                            900               4
VerticalNet *ss.                                     1,400               4
Raindance Communications *                           2,300               3
Interland *                                          2,500               3
eCollege.com *                                       1,000               3
StarMedia Network (Class B) *                        1,600               3
Ibasis *ss.                                            500               3
Cacheflow *ss.                                         500               2
Globix *ss.                                          1,200               2
internet.com *                                         600               2
Tumbleweed Communications *ss.                         600               2
Igate Capital *                                        600               2
Viant *                                              1,100               2

Drugstore.com *ss.                                   1,800   $           2
Network Plus *ss.                                      700               2
Wit Soundview Group *ss.                             1,000               2
Intertrust Technology *                              1,500               2
LookSmart *ss.                                       1,700               2
Net Perceptions *                                    1,000               2
USinternetworking *ss.                               1,350               2
VIA NET.WORKS *ss.                                   1,000               2
Stamps.com *                                           400               2
Be Free *                                            1,200               1
Internet Capital Group *ss.                            720               1
OTG Software *ss.                                      200               1
Preview Systems *                                      400               1
Vicinity *ss.                                          800               1
EBENX *ss.                                             400               1
iXL Enterprises *ss.                                 1,000               1
Niku *                                               1,200               1
Navisite *ss.                                          800               1
viaLink *ss.                                           700               1
Egain Communications *ss.                              400               1
High Speed Access *                                    800               1
SportsLine USA *                                       400               1
GRIC Communications *ss.                               300               1
CyberSource *ss.                                       500               1
Scient *ss.                                            800               1
Tut Systems *ss.                                       400               1
Crossworlds Software *                                 200               1
Ask Jeeves *ss.                                        300               1
Lante *                                                700               1
FirePond *                                             400               0
eMerge Interactive *ss.                                300               0
Caldera Systems *ss.                                   200               0
Quintus *ss.                                           500               0
                                                                     5,860
Total Technology                                                    42,735

TELECOMMUNICATIONS  4.8%
Telephone  4.1%
Verizon Communications                              38,160   $       2,042
SBC Communications                                  48,297           1,935
BellSouth                                           26,500           1,067
AT&T                                                37,515             825
Qwest Communications                                23,325             743
WorldCom-WorldCom Group *                           40,440             574
Sprint                                              12,300             263
Broadwing *                                          2,948              72
Centurytel                                           2,075              63
Deutsche Telekom ADRss.                              2,073              47
NTL *                                                3,762              45
Citizens Communications *ss.                         3,640              44
McLeodUSA *                                          8,795              40
Level 3 Communications *ss.                          5,500              30
WorldCom-MCI Group *                                 1,617              26
Allegiance Telecom *                                 1,500              22
Williams Communications Group *                      7,081              21
Time Warner Telecom (Class A) *ss.                     600              20
Metro One Telecommunications *ss.                      300              19
Illuminet Holdings *                                   600              19
Commonwealth Telephone Enterprises *                   400              17
Dycom Industries *ss.                                  700              16
Intermedia Communicationsss.                         1,000              15
NTELOS *                                               400              12
IDT *                                                  800              11
General Communications *                               800              10
North Pittsburgh Systems                               600              10
Oplink Communications *ss.                           2,000               7
RCN *ss.                                             1,100               6
ITC Deltacom *ss.                                    1,300               5
NEON *ss.                                              700               5
Adelphia Business Solutions *ss.                     1,100               5
Turnstone Systems *ss.                                 600               4
CT Communications                                      200               4
ITXC *ss.                                              500               4

Focal Communications *ss.                            1,300   $           3
Fibernet Telecom *ss.                                1,700               2
Hickory Technology                                     100               2
AT&T Latin America *                                   300               1
Pac-West Telecomm *                                    760               1
US LEC *ss.                                            500               1
Atlantic Tele Network                                  100               1
CTC Communications *ss.                                300               1
Z-Tel Technologies *ss.                                500               1
MPower Communications *                                600               1
Net2000 *                                              200               0
                                                                     8,062
Wireless Telecommunications  0.7%
Sprint PCS *ss.                                     13,100             316
ALLTEL                                               4,400             270
AT&T Wireless *                                     12,465             204
Nextel Communications *                             10,600             186
Telephone and Data Systems                             900              98
U. S. Cellular *                                     1,200              69
Western Wireless *                                   1,000              43
Triton PCS *ss.                                        900              37
Crown Castle *                                       2,200              36
Nextel Partners *                                    2,200              34
Leap Wireless *ss.                                     900              27
Cityview *                                           1,800              24
3Com *                                               4,900              23
Dobson Communications (Class A) *                    1,300              22
Boston Communications Group *                        1,400              20
Alamosa Holdings *ss.                                  800              13
Spectrasite Holdings *ss.                            1,800              13
AirGate PCS *                                          200              10
Rural Cellular (Class A) *                             200               9
Audiovox *                                             700               8
XO Communications *ss.                               3,429               7
Aether Systems *ss.                                    450               4
Metricom *ss.                                        1,000               2
Motient *                                              800               1
                                                                     1,476
Total Telecommunications                                             9,538

TRANSPORTATION  1.0%
Airlines  0.3%
Southwest Airlines                                  10,737   $         199
Delta                                                1,800              79
AMR *                                                2,000              72
Continental Airlines *                                 800              39
SkyWest                                              1,400              39
Alaska Air Group *ss.                                1,000              29
Northwest Airlines *                                   900              23
USAir *                                                900              22
Mesaba Holdings *                                    2,350              22
UAL                                                    600              21
Atlas Air *                                          1,100              16
Atlantic Coast Airlines *                              400              12
                                                                       573
Railroads  0.3%
Burlington Northern Santa Fe                         6,200             187
Union Pacific                                        3,400             187
Norfolk Southern                                     5,400             112
CSX                                                  3,000             109
Wisconsin Central Transport *                        1,700              28
GATXss.                                                700              28
Kansas City Southern Industries *                      800              13
WABTEC                                                 625               9
Florida East Coast Industries                          184               6
                                                                       679
Trucking, Shipping, Air Freight  0.4%
UPS                                                  3,400             196
Fedex *                                              4,000             161
Expeditors International of Washington                 800              48
Werner Enterprises                                   1,825              44
Overseas Shipholding Group                           1,300              40
C.H. Robinson Worldwide                              1,400              39
Tidewater                                              900              34
M.S. Carriers *                                      1,100              34

Alexander & Baldwin                                  1,100   $          28
U.S. Xpress Enterprises *                            3,900              27
Iron Mountain *ss.                                     600              27
CNF                                                    600              17
Forward Air *                                          500              15
USA Truck *                                          2,100              15
EGL *                                                  750              13
Swift Transportation *ss.                              600              12
Airborne Freight                                       600               7
                                                                       757
Total Transportation                                                 2,009

UTILIITES  3.0%
Electric Utilities  2.5%
Duke Energy                                         11,100             433
AES *                                                7,455             321
Exelon                                               4,662             299
Southern Company                                     9,500             221
American Electric Power                              4,640             214
Dynegy (Class A)                                     4,536             211
Dominion Resources                                   3,427             206
TXU                                                  3,900             188
Mirant *                                             4,837             166
FPL Group                                            2,600             157
Calpine *                                            4,000             151
Progress Energy                                      3,230             145
XCEL Energyss.                                       4,880             139
Reliant Energy                                       4,000             129
DTE Energy                                           2,649             123
PPL                                                  2,200             121
FirstEnergy                                          3,600             116
Consolidated Edison                                  2,900             115
Entergy                                              2,900             111
Constellation Energy Group                           2,400             102
CINergy                                              2,400              84

Ameren                                               1,900   $          81
Allegheny Energy                                     1,500              72
Teco Energy                                          2,200              67
GPU                                                  1,700              60
Pinnacle West Capital                                1,200              57
DPL                                                  1,800              52
PG&E                                                 4,600              52
Edison International                                 4,500              50
Niagara Mohawk *                                     2,500              44
Northeast Utilities                                  2,000              41
WPS Resourcesss.                                     1,100              39
Alliantss.                                           1,300              38
NSTAR                                                  800              34
RGS Energy Group                                       900              34
Energy East                                          1,600              33
Wisconsin Energy                                     1,400              33
Kansas City Power & Lightss.                         1,300              32
Hawaiian Electric Industries                           800              31
Unisource Energy                                     1,300              30
Potomac Electric Power                               1,400              29
Puget Energyss.                                      1,100              29
Orion Power Holdings *                               1,200              29
MDU Resources Group                                    900              28
Conectiv                                             1,300              28
Montana Power                                        1,900              22
SCANAss.                                               768              22
Western Resourcesss.                                 1,000              21
IDACORP                                                600              21
Allete                                                 800              18
Madison Gas & Electric                                 600              17
Sierra Pacific Resources                             1,000              16
Avista                                                 800              16
Bangor Hydro-Electric                                  600              16
Cleco                                                  700              16

DQE                                                    700   $          16
Central Vermont Public Service                         800              15
OGE Energy                                             600              14
Empire District Electronics                            600              12
United Illuminating                                    200              10
Newpower Holdings *                                  1,000               9
NRG Energy *                                           400               9
                                                                     5,045
Gas Utilities  0.5%
Public Service Enterprise                            2,700             132
Kinder Morgan                                        1,900              96
Sempra Energy                                        3,051              83
NiSource                                             2,708              74
KeySpan                                              1,900              69
American Water Works                                 1,500              49
National Fuel Gas Company                              900              47
CMS Energy                                           1,600              45
Peoples Energy                                         900              36
Washington Gas Light                                 1,300              35
UtiliCorp United                                     1,100              34
ONEOK                                                1,600              32
NICOR                                                  800              31
Questar                                              1,100              27
Laclede Gas                                          1,000              25
Vectren                                              1,100              23
Southern Union *                                       998              20
California Water Service Group                         700              18
Philadelphia Suburban                                  700              18
Cascade Natural Gas                                    800              17
Atmos Energy                                           600              15
Southwestern Energy *                                1,100              13
Piedmont Natural Gas                                   300              11
                                                                       950
Total Utiliites                                                      5,995

CONSUMER DISCRETIONARY  5.2%
Entertainment  0.9%
Viacom (Class B) *                                  25,158   $       1,302
Carnival (Class A)                                   8,400             258
Metro Goldwyn Mayer *                                2,900              66
Royal Caribbean Cruises                              2,500              55
Cedar Fair L. P.ss.                                  1,700              39
Pixar *                                                800              28
AMC Entertainment *ss.                               1,700              22
Six Flags *                                            700              15
4Kids Entertainment *ss.                               600              11
Point.360 *                                          2,400               5
                                                                     1,801
Hotels  0.3%
Marriott (Class A)                                   3,500             166
Starwood Hotels & Resorts Worldwide, REIT            3,300             123
MGM Grand *ss.                                       2,500              75
Harrah's Entertainment *                             2,000              71
Hilton                                               5,272              61
Park Place Entertainment *                           4,600              56
Argosy Gaming *                                      1,200              33
John Q. Hammons Hotels (Class A) *                   3,100              20
Mandalay Resort *ss.                                   700              19
Choice Hotels International *                          700              11
Boca Resorts (Class A) *                               500               7
                                                                       642
Leisure  0.5%
Harley-Davidson                                      4,400             207
Eastman Kodak                                        4,300             201
Mattel                                               5,700             108
International Game Technology *                      1,100              69
Multimedia Games *ss.                                2,400              53
Action Performance COS *ss.                          1,800              45
WMS Industries *                                     1,100              36
Hasbro                                               2,300              33

Brunswick                                            1,300   $          31
International Speedway (Class A)                       700              30
Harman                                                 700              27
Movado Group                                         1,100              22
Callaway Golf                                        1,400              22
MTR Gaming Group *                                   1,600              22
Direct Focus *ss.                                      450              21
GTECH *                                                600              21
Speedway Motorsports *ss.                              800              20
SCP Pool *                                             550              19
Polaris Industries                                     400              18
Oakley *                                               700              13
Rawlings Sporting Goods *                            2,500              12
Arctic Cat                                             400               6
Concord Camera *                                       400               2
                                                                     1,038
Media  2.1%
Walt Disney                                         29,200             844
Comcast (Class A Special) *                         13,380             581
Clear Channel Communications *                       8,321             522
Cox Communications (Class A) *ss.                    8,200             363
Gemstar TV Guide *                                   5,800             247
Hughes Electronics *                                11,592             235
Univision Communications *ss.                        3,000             128
USA Networks *                                       4,500             126
Cablevision Systems (Class A) *                      1,900             111
EchoStar Communications (Class A) *                  3,200             104
PanAmSat *                                           2,100              82
Adelphia Communications *ss.                         1,934              79
Fox Entertainment Group (Class A) *                  2,300              64
Charter Communications (Class A) *ss.                2,600              61
BHC Communications (Class A) *                         400              56
Westwood One *                                       1,500              55
Hispanic Broadcasting *                              1,500              43
XM Satellite Radio Holdings *ss.                     2,600              42

Entercom Communications *ss.                           700   $          37
Insight Communications *                             1,400              35
Chris-Craft *                                          415              30
Mediacom Communications (Class A) *                  1,600              28
United Television *                                    200              25
Cablevision Systems *                                  950              24
Regent Communications *                              1,600              19
Emmis Broadcasting (Class A) *                         600              18
Pegasus Communications *ss.                            800              18
Paxson Communications *ss.                           1,300              18
Cox Radio (Class A) *                                  600              17
Price Communications *                                 762              15
TiVo *ss.                                            2,700              15
Sirius Satellite Radio *ss.                          1,200              15
Radio One (Class A) *                                  600              14
Cumulus Media *                                      1,000              14
Spanish Broadcasting *                               1,500              12
Entravision Communications *                         1,000              12
Hearst-Argyle Television *                             600              12
Liberty                                                300              12
Loral Space & Communications *ss.                    4,100              11
Unitedglobalcom *ss.                                 1,200              10
Ackerley Group *ss.                                    700               8
Granite Broadcasting *                               2,400               7
Young Broadcasting (Class A) *                         200               7
Radio Unica Communications *                         2,000               6
Big City Radio (Class A) *                           1,500               5
Gray Communications Systems                            300               5
Liberty Satellite *                                  1,500               4
                                                                     4,196
Publishing  0.8%
Gannett                                              3,900             257
Tribune                                              4,322             173
McGraw-Hill                                          2,600             172
New York Times (Class A)                             2,200              92
Dow Jones                                            1,400              84
Scripps                                              1,100              76

Washington Post (Class B)                              130   $          75
Harcourt General                                     1,200              70
Knight-Ridderss.                                     1,000              59
R.R. Donnelley                                       1,700              50
Reader's Digest (Class A)                            1,600              46
ProQuest *                                           1,400              43
Scholastic *                                           900              38
Belo                                                 1,700              32
Deluxe                                               1,100              32
Hollinger (Class A) International                    2,000              27
Meredith                                               700              25
PRIMEDIA *                                           3,670              25
Topps Inc *                                          1,900              22
McClatchy (Class A)                                    500              20
John H. Harland                                        800              19
Consolidated Graphics *                                900              15
Penton Media                                           800              14
Media Generalss.                                       300              14
Matthews (Class A)                                     300              13
American Greetings (Class A)ss.                      1,100              12
Houghton Mifflin                                       200              12
Franklin Covey *                                     2,100              12
Nelson Thomas                                        1,500              10
Journal Register *                                     600              10
New England Business Service                           200               4
Impreso *                                            1,300               2
                                                                     1,555
Restaurants  0.6%
McDonald's                                          19,100             517
Starbucks *                                          5,400             124
Tricon Global Restaurants *                          2,300             101
Darden Restaurants                                   1,900              53
Applebee's                                           1,650              53
Wendys                                               2,000              51
Brinker *                                            1,750              45
Papa John's *ss.                                     1,200              30
Outback Steakhouse *                                 1,000              29

Bob Evans Farms                                      1,500   $          27
Ruby Tuesday                                         1,000              17
The Cheesecake Factory *                               600              17
PF Chang's China Bistro *ss.                           400              15
TRIARC COMPANIES *ss.                                  400              11
Il Fornaio *                                           700               8
Ryan's Family Steak Houses *                           600               7
Morton's Restaurant Group *                            300               6
                                                                     1,111
Total Consumer Discretionary                                        10,343

Total Common Stocks (Cost  $195,248)                               193,365

Preferred Stocks  0.0%
Miscellaneous 0.0%
Corrections Corporation America                         50               1
Total Miscellaneous                                                      1

Total Preferred Stocks (Cost  $0)                                        1


Short-Term Investments  2.9%
U.S. Treasury Obligations 0.3%
U.S. Treasury Bills, 3.77%, 7/19/01                730,000             728
                                                                       728
Money Market Funds 2.6%
T. Rowe Price Reserve
     Investment Fund, 4.34% #                    5,132,873           5,133
                                                                     5,133

Total Short-Term Investments (Cost  $5,861)                          5,861
Total Investments in Securities
100.1% of Net Assets (Cost $201,109)                         $     199,227

 FUTURES CONTRACTS
 -----------------
 In thousands                                             Contract  Unrealized
                                             Expiration     Value   Gain (Loss)
                                             ----------  ---------- ----------

 Long, 1 Nasdaq 100 Stock Index contract,
 $28,500 par of 3.77% U.S. Treasury Bills
 pledged as initial margin                      9/01    $    185    $   16

 Long, 4 Russell 2000 Stock Index contracts,
 $88,500 par of 3.77% U.S. Treasury Bills
 pledged as initial margin                      9/01       1,031        23

 Long, 13 S&P 500 Stock Index contracts,
 $237,000 par of 3.77% U.S. Treasury Bills
 pledged as initial margin                      9/01       4,003       (92)

 Long, 1 S&P Mid Cap 400 Stock Index contract,
 $16,000 par of 3.77% U.S. Treasury Bills
 pledged as initial margin                      9/01         261        (4)

 Net payments (receipts) of variation
 margin to date                                                        100

 Variation margin receivable
 (payable) on open futures contracts                                    43

 Other Assets Less Liabilities                                        (304)

 NET ASSETS                                                  $     198,966

     #  Seven-day yield
     *  Non-income producing
   ss. All or portion of this security is on loan at June 30, 2001. See Note 2.
   ADR  American Depository Receipt
  REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 2001

STATEMENT OF ASSETS AND LIABILITIES                                In thousands

Assets
Investments in securities, at value (cost $201,109)                $   199,227
Securities lending collateral                                           10,183
Other assets                                                               445
 ...............................................................................
Total assets                                                           209,855
-------------------------------------------------------------------------------
Liabilities
Obligation to return securities lending collateral                      10,183
Other liabilities                                                          706
 ...............................................................................
Total liabilities                                                       10,889
 ...............................................................................
NET ASSETS                                                         $   198,966
 ...............................................................................
Net Assets Consist of:
Accumulated net investment income - net of distributions           $       868
Accumulated net realized gain/loss - net of distributions               (5,034)
Net unrealized gain (loss)                                              (1,939)
Paid-in-capital applicable to 16,235,542 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                        205,071
 ...............................................................................
NET ASSETS                                                         $   198,966
 ...............................................................................
NET ASSET VALUE PER SHARE                                          $     12.25

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS                                            In thousands
                                                                       6 Months
                                                                          Ended
                                                                        6/30/01
  Investment Income (Loss)
  Income
    Dividend                                                          $   1,101
    Interest                                                                101
    Securities lending                                                       54
    Other                                                                     1
    Total income                                                          1,257
  Expenses
    Investment management and administrative                                389
  Net investment income (loss)                                              868

  REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Securities                                                           (4,853)
    Futures                                                                (328)
    Net realized gain (loss)                                             (5,181)

  Change in net unrealized gain or loss
    Securities                                                           (7,942)
    Futures                                                                  34
    Change in net unrealized gain or loss                                (7,908)
  Net realized and unrealized gain (loss)                               (13,089)

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                              $ (12,221)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS                               In thousands
                                                       6 Months          Year
                                                          Ended         Ended
                                                        6/30/01      12/31/00
  Increase (Decrease) in Net Assets
  Operations
    Net investment income (loss)                      $     868     $   1,836
    Net realized gain (loss)                             (5,181)        1,862
    Change in net unrealized gain or loss                (7,908)      (27,031)
    Increase (decrease) in net assets from operations   (12,221)      (23,333)

  Distributions to shareholders
    Net investment income                                     -        (1,731)
    Net realized gain                                         -        (1,888)
    Decrease in net assets from distributions                 -        (3,619)

  Capital share transactions *
    Shares sold                                          32,810       108,391
    Distributions reinvested                                  -         3,454
    Shares redeemed                                     (27,685)      (78,296)
    Redemption fees received                                  4            34
 ...............................................................................
    Increase (decrease) in net assets from capital
    share transactions                                    5,129        33,583
 ...............................................................................
  NET ASSETS
  Increase (decrease) during period                      (7,092)        6,631
  Beginning of period                                   206,058       199,427
  End of period                                       $ 198,966     $ 206,058
 ...............................................................................
*Share information
    Shares sold                                           2,667         7,509
    Distributions reinvested                                  -           258
    Shares redeemed                                      (2,258)       (5,446)
 ...............................................................................
    Increase (decrease) in shares outstanding               409         2,321

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 2001

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940. The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Wilshire 5000 Equity Index.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Redemption Fees The fund assesses a 0.5% fee on redemptions of fund shares held less than six months. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the six months ended June 30, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At June 30, 2001, the value of loaned securities was $9,889,000; aggregate collateral consisted of $10,183,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $15,884,000 and $11,898,000, respectively, for the six months ended June 30, 2001.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $201,109,000. Net unrealized loss aggregated $1,882,000 at period-end, of which $29,280,000 related to appreciated investments and $31,162,000 to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee, of which $14,000 was payable at June 30, 2001. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds offered as cash management options only to mutual funds and other accounts sponsored by Price Associates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2001, totaled $83,000 and are reflected as interest income in the accompanying Statement of Operations.

FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A WEEK
By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAIN INFORMATION, CALL:
1-800-638-5660

FOR THE HEARING IMPAIRED, CALL:
1-800-367-0763

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

INVESTOR CENTERS:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

BALTIMORE AREA
Downtown
105 East Lombard Street

OWINGS MILLS
Three Financial Center
4515 Painters Mill Road

BOSTON AREA
386 Washington Street
Wellesley

CHICAGO AREA
1900 Spring Road, Suite 104
Oak Brook

COLORADO SPRINGS
2260 Briargate Parkway

LOS ANGELES AREA
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

NEW JERSEY/NEW YORK AREA
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

SAN FRANCISCO AREA
1990 North California Boulevard, Suite 100
Walnut Creek

TAMPA
4200 West Cypress Street
10th Floor

WASHINGTON, D.C., AREA
Downtown
900 17th Street N.W.
Farragut Square

TYSONS CORNER
1600 Tysons Boulevard
Suite 150

T. Rowe Price Investment Services, Inc., Distributor.        F23-051  6/30/01